Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated VIE and VIE's subsidiary
Total assets	$ 49,597	$ 163,704
Total Liabilities	35,215	122,452
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	6,649	6,017
Total Liabilities	5,017	4,233
Registered capital and statutory reserve	$ 1,305	$ 2,081
OptAim VIE | Mr Jian Tang
Consolidated VIE and VIE's subsidiary
VIE direct or indirect ownership (as a percent)	30.00%